Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Noncancelable Operating Leases With Lease Terms in Excess of One Year

As of December 31, 2016, the future minimum lease payments under the non-cancelable operating leases with lease terms in excess of one year was as follows:

(In thousands)
Years Ending December 31,
2017	$2,287
2018	2,196
2019	2,083
2020	2,121
2021	2,160
Thereafter	5,942
Total future minimum lease payments	$16,789